PHL Variable Accumulation Account	Phoenix Life Variable Accumulation Account
Phoenix Investor’s Edge®	Phoenix Investor’s Edge®

Supplement to Prospectuses

This supplement should be read with the May 1, 2009 prospectuses and the July 21, 2009 supplements for the above listed variable annuity products.

The following information is effective beginning July 21, 2009

This supplement clarifies the prospectus supplement dated July 21, 2009. If you have elected Death Benefit Option 1 or Death Benefit Option 2, the following Optional Benefit riders, previously available only at the time of contract purchase, are now available after contract issue:

❖	Phoenix Principal ProtectorSM – a guaranteed minimum accumulation benefit rider
❖	Phoenix Flexible Withdrawal ProtectorSM – a guaranteed minimum withdrawal benefit rider
❖	Phoenix Retirement ProtectorSM – a flexible combination benefit rider providing a guaranteed minimum withdrawal benefit and a guaranteed minimum accumulation benefit

The Optional Benefit riders above may be added after issue only if you have elected Death Benefit Option 1 or Death Benefit Option 2. You may elect only one Optional Benefit rider for your contract. Each rider has its own fee, is intended to provide certain benefits, and may entail certain risks. You should carefully consider these factors in consultation with your registered representative to determine if electing or adding an optional benefit rider is suitable for your goals.

The following changes are made to the prospectuses dated May 1, 2009

The following sentence, added by supplement dated July 21, 2009, is deleted from the Section entitled “Optional Benefits”:

“You may elect an available Optional Benefit at the time you purchase your contract and you may elect certain Optional Benefits after this date.”

and replaced with the following:

“You may elect an available Optional Benefit at the time you purchase your contract and, if you have elected Death Benefit Option 1 or Death Benefit Option 2, you may elect certain optional benefits after this date.”

The first sentence of the section entitled “Adding an Optional Benefit After Contract Issue”, added by supplement dated July 21, 2009, is revised to read as follows:

“Currently, if you have elected Death Benefit Option 1 or Death Benefit Option 2, we allow you to elect the following Optional Benefits after contract issue: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector.”

August 7, 2009	Keep this supplement for future reference.

TF1070